Fair Value Measurement - Schedule of Reconciliation from the Opening Balances (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Senior Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	¥ 473,715,560	¥ 420,712,380	¥ 354,080,264
Additions
Changes in fair value, excluding impact of instrument-specific credit risk	36,388,500	44,764,043	58,280,908
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk		1,494,507	2,116,740
Repurchase of Convertible Senior Notes	(495,007,230)
Loss of debt extinguishment	(7,690,096)
Foreign currency translation adjustment	(7,406,734)	6,744,630	6,234,468
Exercise of Public and Private warrants
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Settlement of deferred contingent consideration
Balance at ending		473,715,560	420,712,380
Convertible Junior Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	464,847,231
Additions		439,723,560
Changes in fair value, excluding impact of instrument-specific credit risk	(12,024,615)	21,110,267
Changes in fair value due to instrument specific credit risk	(2,004,935)
Repurchase of Convertible Senior Notes
Loss of debt extinguishment	74,917,500
Foreign currency translation adjustment	(11,227,021)	4,013,404
Settlement of deferred contingent consideration
Balance at ending	514,508,160	464,847,231
Convertible Senior Secured Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning
Additions	636,595,230
Changes in fair value, excluding impact of instrument-specific credit risk	6,263,095
Changes in fair value due to instrument specific credit risk
Repurchase of Convertible Senior Notes
Loss of debt extinguishment
Foreign currency translation adjustment	(4,643,285)
Balance at ending	638,215,040
Liability-settled share-based payment to non-employee [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	1,581,448	2,833,080	4,039,468
Additions
Changes in fair value, excluding impact of instrument-specific credit risk	(292,792)	(1,277,140)	(1,386,708)
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Repurchase of Convertible Senior Notes
Loss of debt extinguishment
Foreign currency translation adjustment	(23,472)	25,508	180,320
Exercise of Public and Private warrants
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Settlement of deferred contingent consideration
Balance at ending	1,265,184	1,581,448	2,833,080
Deferred contingent consideration [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning		94,199,910
Additions			65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk		16,941,248	26,106,460
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment		602,346	2,125,131
Exercise of Public and Private warrants
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Settlement of deferred contingent consideration		(111,743,504)
Balance at ending			94,199,910
Short-term investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning			372,375,701
Additions
Changes in fair value, excluding impact of instrument-specific credit risk			3,584,872
Realized gain recognized in interest income			(5,718,400)
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment			(944,458)
Exercise of Public and Private warrants
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement			(369,297,715)
Balance at ending
Warrant liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning			19,083,004
Additions
Changes in fair value, excluding impact of instrument-specific credit risk			83,966,126
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment			2,882,251
Exercise of Public and Private warrants			(105,931,381)
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement
Balance at ending
ESA derivative liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning			269,251,436
Additions
Changes in fair value, excluding impact of instrument-specific credit risk			(19,654,006)
Realized gain recognized in interest income
Changes in fair value due to instrument specific credit risk
Foreign currency translation adjustment			(126,498)
Exercise of Public and Private warrants
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement			(249,470,932)
Balance at ending